Quarterly Financial Data (Unaudited) (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Textual) [Abstract]
Impairment charges		$ 35,032	$ 143,543		$ 8,067	$ 178,575	$ 60,000
Goodwill impairment net of tax		2,381			2,381
Decrease in net loss	2,805
Estimated fair value of the contingent liability			4,000	6,000		(10,000)
Settlement agreement Charges						$ 55,500